Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.914%	15,000,000	14,172,105
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	7.684%	13,320,000	11,882,958
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	7.598%	11,450,000	10,215,930
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	7.116%	15,350,000	13,839,253
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	6.734%	13,050,000	11,614,148
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	7.294%	8,350,000	7,600,604
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	8.063%	11,400,000	10,156,112
LendingPoint Asset Securitization Trust(a),(c)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	17,277,000	17,147,422
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	16,000,000	15,476,864
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	4.544%	10,900,000	10,499,621
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	7.563%	9,700,000	8,638,199
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	7.763%	12,750,000	11,298,400
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,454,650
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	7,496,910	7,148,935
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	13,584,260	12,586,865
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class C
10/15/2029	4.888%	12,150,000	11,330,947
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,705,517	2,732,572
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	7.394%	6,500,000	5,883,521
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	6,402,944	6,220,409
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class C
09/20/2031	3.190%	9,200,000	8,628,595
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	7.394%	6,900,000	6,083,095
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	7.663%	11,025,597	9,875,859
Total Asset-Backed Securities — Non-Agency (Cost $248,610,975)			231,487,064

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	2.715%	3,485,000	3,371,418
Columbia Strategic Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	3.115%	11,510,000	11,078,858
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	3.275%	8,700,000	8,154,234
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.675%	13,700,000	13,115,200
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	3.125%	7,000,000	6,594,993
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	7,208,000	5,987,062
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	6,000,000	5,306,893
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.875%	4,000,000	4,000,000
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	3.596%	8,490,000	7,854,305
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	4.292%	16,035,000	14,594,251
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	4.367%	6,536,887	6,226,814
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,506,474
Subordinated Series 2013-CR12 Class D
10/10/2046	5.068%	500,000	235,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,056,328
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	15,205,476
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2015-C3 Class B
08/15/2048	4.117%	500,000	473,281
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	15,300,000	11,653,167
GS Mortgage Securities Trust(d)
Series 2014-GC24 Class B
09/10/2047	4.512%	250,000	239,656
Hilton USA Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	25,037,212
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,177,179
JPMorgan Chase Commercial Mortgage Securities Trust(d)
Subordinated Series 2012-C6 Class D
05/15/2045	4.981%	750,000	717,150
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	13,893,588
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	15,862,591
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	11,539,850
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	2.375%	10,941,000	10,602,967
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.775%	9,645,000	9,319,923
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	2.650%	9,790,000	9,602,823
WFRBS Commercial Mortgage Trust(a),(d)
Subordinated Series 2013-C16 Class D
09/15/2046	4.986%	1,000,000	948,285
Subordinated Series 2014-C25 Class D
11/15/2047	3.803%	750,000	670,145
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $244,478,668)			233,025,123

2	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(e)	50	525
Total Consumer Discretionary		525
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(c),(e)	74,466	1,098,373
McDermott International, Inc.(e)	47,856	30,580
Total		1,128,953
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(e)	14,302	4,469
Southcross Energy Partners LLC(c),(e)	14,393	432
Southcross Energy Partners LLC, Class A(c),(e)	272,263	20,420
Total		25,321
Total Energy		1,154,274
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(e)	23,468	344,194
Total Industrials		344,194
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(e)	13,308	37,708
Total Information Technology		37,708
Total Common Stocks (Cost $1,185,172)		1,536,701

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,468,000	7,137,308
Total Convertible Bonds (Cost $8,901,245)			7,137,308
Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.	7.000%	14,204	125,705
Total Information Technology			125,705
Total Convertible Preferred Stocks (Cost $307,751)			125,705

Corporate Bonds & Notes 43.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
05/01/2025	4.875%	350,000	353,261
08/01/2059	3.950%	16,475,000	11,988,617
05/01/2060	5.930%	13,535,000	13,235,699
Bombardier, Inc.(a)
04/15/2027	7.875%	4,217,000	3,864,367
02/15/2028	6.000%	796,000	669,914
Howmet Aerospace, Inc.
01/15/2029	3.000%	6,063,000	5,544,837
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	2,893,037
03/15/2026	6.250%	8,643,000	8,792,914
TransDigm, Inc.
06/15/2026	6.375%	1,566,000	1,554,541
11/15/2027	5.500%	7,152,000	6,848,633
01/15/2029	4.625%	2,458,000	2,207,297
05/01/2029	4.875%	2,181,000	1,957,280
Total			59,910,397
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	3,488,000	3,248,021
American Airlines, Inc.(a)
07/15/2025	11.750%	2,307,000	2,620,708
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,878,528	9,775,558
04/20/2029	5.750%	230,425	222,652
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	4,536,720	4,509,948
United Airlines, Inc.(a)
04/15/2026	4.375%	1,693,000	1,634,656
Total			22,011,543
Automotive 0.8%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	195,000	185,278

Columbia Strategic Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%	5,967,000	5,047,480
01/15/2043	4.750%	5,753,000	4,746,723
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,617,430
06/16/2025	5.125%	6,663,000	6,673,675
11/13/2025	3.375%	1,566,000	1,501,610
08/17/2027	4.125%	4,839,000	4,585,085
02/16/2028	2.900%	1,231,000	1,076,994
11/13/2030	4.000%	498,000	447,247
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	4,437,000	4,074,046
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,497,000	1,450,074
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	643,000	581,554
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	2,098,000	1,656,972
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	6,907,000	6,926,201
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	3,927,000	3,915,258
Tenneco, Inc.(a)
01/15/2029	7.875%	1,897,000	1,906,683
Total			48,392,310
Banking 7.3%
Bank of America Corp.(g)
10/22/2030	2.884%	41,540,000	37,567,681
10/24/2031	1.922%	47,155,000	39,006,741
10/20/2032	2.572%	19,830,000	17,037,081
02/04/2033	2.972%	35,980,000	31,937,079
Citigroup, Inc.(g)
06/03/2031	2.572%	5,572,000	4,842,343
01/25/2033	3.057%	33,061,000	29,324,099
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	42,449,000	35,678,858
02/24/2033	3.102%	31,561,000	28,287,108
HSBC Holdings PLC(g)
05/24/2032	2.804%	12,449,000	10,590,249
11/22/2032	2.871%	27,184,000	23,171,914
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	3,322,000	3,002,899
11/19/2031	1.764%	195,000	160,652
04/22/2032	2.580%	48,337,000	42,084,944
11/08/2032	2.545%	53,175,000	45,985,846
Morgan Stanley(g)
07/21/2032	2.239%	9,994,000	8,444,780
10/20/2032	2.511%	19,354,000	16,649,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
04/20/2037	5.297%	10,130,000	10,253,052
Wells Fargo & Co.(g)
02/11/2031	2.572%	50,120,000	44,582,316
03/02/2033	3.350%	17,034,000	15,720,453
Total			444,327,152
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	479,000	448,392
Hightower Holding LLC(a)
04/15/2029	6.750%	2,280,000	1,953,863
NFP Corp.(a)
08/15/2028	4.875%	2,419,000	2,258,510
08/15/2028	6.875%	8,366,000	7,267,410
Total			11,928,175
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	4,311,000	4,061,582
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	3,624,000	3,534,880
05/15/2029	4.125%	1,447,000	1,277,491
Cemex SAB de CV(a)
06/05/2027	7.375%	350,000	363,795
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,423,823
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,231,000	2,972,793
07/01/2029	6.125%	2,178,000	1,855,925
12/01/2029	6.000%	2,378,000	2,048,789
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,730,000	1,541,809
Total			19,080,887
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,596,000	3,543,394
02/01/2028	5.000%	2,860,000	2,772,237
06/01/2029	5.375%	1,545,000	1,500,776
03/01/2030	4.750%	1,653,000	1,524,844
08/15/2030	4.500%	6,218,000	5,612,011
02/01/2031	4.250%	866,000	763,772
02/01/2032	4.750%	2,722,000	2,425,941
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	8,438,685
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,940,074
06/30/2062	3.950%	6,305,000	4,558,086
04/01/2063	5.500%	34,589,000	30,623,743

4	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
06/01/2024	5.250%	710,000	701,930
CSC Holdings LLC(a)
02/01/2028	5.375%	5,078,000	4,829,908
02/01/2029	6.500%	2,383,000	2,343,911
01/15/2030	5.750%	3,974,000	3,323,122
12/01/2030	4.125%	3,068,000	2,640,372
12/01/2030	4.625%	2,412,000	1,894,961
02/15/2031	3.375%	2,160,000	1,762,950
11/15/2031	5.000%	1,621,000	1,277,179
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,147,000	2,023,968
DISH DBS Corp.(a)
12/01/2028	5.750%	5,022,000	4,106,408
DISH DBS Corp.
06/01/2029	5.125%	12,649,000	8,937,492
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	3,415,000	3,166,883
09/15/2028	6.500%	6,583,000	5,475,223
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,358,932
08/01/2027	5.000%	574,000	571,554
07/15/2028	4.000%	500,000	464,049
07/01/2029	5.500%	1,278,000	1,269,966
07/01/2030	4.125%	2,187,000	1,971,533
Videotron Ltd.(a)
06/15/2029	3.625%	21,197,000	18,128,419
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,955,000	6,209,956
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,577,000	2,532,507
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,066,000	4,587,523
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,616,116
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,956,000	1,908,722
Ziggo BV(a)
01/15/2030	4.875%	7,890,000	7,308,724
Total			157,115,871
Chemicals 0.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,492,000	1,314,619
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,456,000	1,386,436
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	482,885
01/31/2030	4.500%	9,000,000	8,368,829
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	3,833,545
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,201,233
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,382,000	2,078,120
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	1,830,805
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,448,330
Ingevity Corp.(a)
11/01/2028	3.875%	2,159,000	1,960,366
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	1,917,000	1,991,064
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	1,047,000	980,945
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,741,757
SPCM SA(a)
03/15/2027	3.125%	1,001,000	875,984
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,512,000	1,366,535
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,613,000	4,313,992
08/15/2029	5.625%	5,715,000	4,687,157
Total			42,862,602
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	8,914,000	7,771,091
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,297,975
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,235,000	1,239,161
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	833,125
01/15/2032	3.750%	997,000	895,878
Total			12,037,230
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	580,117
Arches Buyer, Inc.(a)
06/01/2028	4.250%	3,340,000	3,050,644
12/01/2028	6.125%	626,000	524,509
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,893,653

Columbia Strategic Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	6,684,000	6,192,032
04/15/2027	10.750%	330,000	273,474
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,461,000	2,538,818
08/15/2029	4.500%	13,892,000	12,572,643
Total			27,625,890
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,637,000	1,672,402
Mattel, Inc.(a)
12/15/2027	5.875%	1,314,000	1,354,925
Newell Brands, Inc.
04/01/2046	6.000%	8,567,000	7,779,299
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	900,001
Spectrum Brands, Inc.
07/15/2025	5.750%	1,006,000	1,008,192
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,884,000	1,570,003
Total			14,284,822
Diversified Manufacturing 1.1%
Carrier Global Corp.
04/05/2050	3.577%	29,507,000	23,802,650
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,491,998
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	14,038,000	13,877,686
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	13,800,000	12,634,610
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,150,483
06/30/2029	5.875%	4,021,000	3,148,022
Resideo Funding, Inc.(a)
09/01/2029	4.000%	1,882,000	1,599,700
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	608,000	595,921
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	4,800,000	4,988,311
06/15/2028	7.250%	1,288,000	1,352,875
Total			65,642,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.7%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	9,164,898
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,951,201
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	9,563,000	8,435,759
01/15/2032	3.750%	4,484,000	3,855,618
DTE Energy Co.
10/01/2026	2.850%	19,391,000	18,649,329
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	6,469,083
Emera US Finance LP
06/15/2046	4.750%	15,730,000	14,758,504
Exelon Corp.(a)
03/15/2052	4.100%	2,484,000	2,227,020
Georgia Power Co.
03/15/2042	4.300%	8,185,000	7,487,567
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	3,086,000	2,699,357
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,320,945
09/15/2027	4.500%	8,198,000	7,953,025
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,091,750
06/15/2029	5.250%	2,109,000	2,065,478
02/15/2031	3.625%	7,406,000	6,513,335
02/15/2032	3.875%	14,895,000	13,107,238
Pacific Gas and Electric Co.
07/01/2050	4.950%	19,380,000	16,204,501
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	971,012
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,744,302
Southern Co. (The)
07/01/2046	4.400%	9,510,000	8,821,784
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	3,263,000	3,090,144
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,291,000	1,290,607
07/31/2027	5.000%	1,280,000	1,252,501
05/01/2029	4.375%	2,399,000	2,237,512
Xcel Energy, Inc.
12/01/2029	2.600%	4,408,000	3,954,154
06/01/2030	3.400%	14,082,000	13,248,922
Total			161,565,546

6	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.4%
Covanta Holding Corp.(a)
12/01/2029	4.875%	1,262,000	1,110,617
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,811,236
08/01/2025	3.750%	3,794,000	3,754,034
12/15/2026	5.125%	1,425,000	1,424,140
08/01/2028	4.000%	2,000,000	1,804,991
09/01/2028	3.500%	2,070,000	1,900,827
06/15/2029	4.750%	2,540,000	2,318,270
08/15/2029	4.375%	2,935,000	2,626,330
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,579,000	5,090,683
Total			21,841,128
Finance Companies 0.6%
Navient Corp.
01/25/2023	5.500%	1,992,000	1,999,490
09/25/2023	7.250%	524,000	538,363
06/25/2025	6.750%	878,000	886,291
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,141,000	3,003,995
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,226,000	3,665,435
03/01/2031	3.875%	5,507,000	4,637,645
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	16,246,537
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,561,153
03/15/2024	6.125%	3,440,000	3,496,497
Total			37,035,406
Food and Beverage 2.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	40,990,000	40,926,497
Bacardi Ltd.(a)
05/15/2048	5.300%	20,083,000	19,663,741
Darling Ingredients, Inc.(a),(h)
06/15/2030	6.000%	2,569,000	2,569,000
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	10,218,000	9,017,975
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,173,341
Kraft Heinz Foods Co.
06/01/2046	4.375%	35,300,000	31,264,424
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	884,464
01/31/2030	4.125%	2,124,000	1,969,701
01/31/2032	4.375%	2,110,000	1,947,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,450,846
04/15/2031	4.250%	4,780,000	4,425,050
03/01/2032	3.500%	33,432,000	29,286,357
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,840,000	1,877,416
04/15/2030	4.625%	1,287,000	1,156,534
09/15/2031	4.500%	2,918,000	2,560,972
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	2,009,629
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,314,000	2,925,613
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	1,367,000	1,065,489
US Foods, Inc.(a)
04/15/2025	6.250%	177,000	182,318
02/15/2029	4.750%	967,000	908,020
06/01/2030	4.625%	1,757,000	1,608,519
Total			161,873,215
Gaming 0.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,224,853
Boyd Gaming Corp.(a)
06/15/2031	4.750%	3,815,000	3,492,821
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	4,704,303
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,397,221
07/01/2025	6.250%	5,582,000	5,646,607
07/01/2027	8.125%	2,322,000	2,361,810
International Game Technology PLC(a)
02/15/2025	6.500%	1,761,000	1,809,963
04/15/2026	4.125%	1,446,000	1,396,843
MGM Resorts International
05/01/2025	6.750%	200,000	203,184
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	7,475,000	6,358,678
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,853,000	1,516,417
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	3,087,000	2,867,088
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,839,000	1,940,244
05/15/2028	7.000%	1,446,000	1,436,196
11/15/2029	7.250%	2,450,000	2,439,144

Columbia Strategic Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	899,000	908,838
02/15/2025	3.500%	700,000	668,361
06/15/2025	4.625%	1,361,000	1,329,343
09/01/2026	4.500%	3,056,000	2,921,330
12/01/2026	4.250%	1,553,000	1,475,421
02/15/2027	3.750%	942,000	876,415
12/01/2029	4.625%	514,000	483,315
08/15/2030	4.125%	4,284,000	3,937,880
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,311,062
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	329,000	334,682
Total			55,042,019
Health Care 2.1%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,125,000	1,112,502
04/15/2029	5.000%	1,372,000	1,338,971
AdaptHealth LLC(a)
08/01/2029	4.625%	1,012,000	871,457
03/01/2030	5.125%	3,368,000	2,928,985
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,771,954
11/01/2029	3.875%	6,819,000	6,336,212
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	342,000	338,147
02/15/2029	3.125%	586,000	526,854
04/01/2030	3.500%	1,389,000	1,250,817
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,186,000	1,180,338
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	440,712
03/15/2029	3.750%	1,124,000	1,052,026
03/15/2031	4.000%	975,000	900,510
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	1,927,000	1,930,633
03/15/2027	5.625%	578,000	539,312
04/15/2029	6.875%	2,712,000	2,109,465
05/15/2030	5.250%	5,131,000	4,414,123
02/15/2031	4.750%	2,035,000	1,644,012
Cigna Corp.
03/15/2051	3.400%	17,430,000	13,936,897
CVS Health Corp.
03/25/2048	5.050%	15,245,000	15,532,591
HCA, Inc.
09/01/2028	5.625%	2,835,000	2,975,364
02/01/2029	5.875%	2,135,000	2,256,505
HCA, Inc.(a)
03/15/2052	4.625%	21,967,000	19,420,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,393,871
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,337,219
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	827,985
05/15/2027	5.000%	1,864,000	1,864,189
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,017,000	900,859
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,266,000	1,312,690
Owens & Minor, Inc.(a)
04/01/2030	6.625%	1,976,000	1,943,615
Radiology Partners, Inc.(a)
02/01/2028	9.250%	2,411,000	1,975,520
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	7,315,000	6,649,545
Select Medical Corp.(a)
08/15/2026	6.250%	6,058,000	6,045,529
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	1,837,000	1,750,589
04/15/2027	10.000%	1,363,000	1,386,213
Syneos Health, Inc.(a)
01/15/2029	3.625%	719,000	634,736
Tenet Healthcare Corp.
07/15/2024	4.625%	342,000	342,799
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	2,592,000	2,592,784
11/01/2027	5.125%	2,761,000	2,739,548
10/01/2028	6.125%	4,212,000	4,110,881
01/15/2030	4.375%	1,872,000	1,748,245
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,468,000	2,356,722
Total			127,722,662
Healthcare Insurance 0.4%
Centene Corp.
10/15/2030	3.000%	4,611,000	4,103,659
08/01/2031	2.625%	8,713,000	7,485,496
UnitedHealth Group, Inc.
05/15/2062	4.950%	9,602,000	10,257,682
Total			21,846,837
Home Construction 0.3%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,333,313
Meritage Homes Corp.(a)
04/15/2029	3.875%	9,096,000	8,042,762

8	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,439,323
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,280,894
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,274,119
03/01/2024	5.625%	695,000	701,610
Total			16,072,021
Independent Energy 1.6%
Apache Corp.
01/15/2030	4.250%	497,000	479,853
09/01/2040	5.100%	1,534,000	1,426,074
02/01/2042	5.250%	408,000	372,562
04/15/2043	4.750%	1,601,000	1,389,810
01/15/2044	4.250%	2,001,000	1,593,122
Callon Petroleum Co.
10/01/2024	6.125%	4,182,000	4,164,673
07/01/2026	6.375%	7,819,000	7,595,575
Callon Petroleum Co.(a)
08/01/2028	8.000%	6,021,000	6,224,437
CNX Resources Corp.(a)
03/14/2027	7.250%	2,433,000	2,547,032
01/15/2029	6.000%	1,638,000	1,629,513
Comstock Resources, Inc.(a)
03/01/2029	6.750%	999,000	998,380
01/15/2030	5.875%	1,426,000	1,363,768
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,142,000	1,126,925
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,279,282
02/01/2029	5.750%	1,812,000	1,774,188
04/15/2030	6.000%	1,459,000	1,419,054
04/15/2032	6.250%	1,308,000	1,274,314
Matador Resources Co.
09/15/2026	5.875%	4,127,000	4,169,375
Occidental Petroleum Corp.
07/15/2025	8.000%	3,785,000	4,149,291
09/01/2030	6.625%	4,862,000	5,451,306
01/01/2031	6.125%	6,973,000	7,588,349
09/15/2036	6.450%	19,770,000	22,120,848
03/15/2040	6.200%	1,485,000	1,581,555
03/15/2046	6.600%	5,307,000	6,015,887
Southwestern Energy Co.
02/01/2029	5.375%	938,000	945,239
02/01/2032	4.750%	9,906,000	9,672,635
Total			98,353,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,960,000	4,002,574
Leisure 0.9%
Carnival Corp.(a)
03/01/2026	7.625%	16,989,000	15,935,720
03/01/2027	5.750%	4,543,000	4,027,140
05/01/2029	6.000%	4,144,000	3,484,748
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	684,000	694,624
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	782,000	771,580
Cinemark USA, Inc.(a)
03/15/2026	5.875%	8,379,000	7,954,405
07/15/2028	5.250%	1,100,000	988,948
NCL Corp., Ltd.(a)
12/15/2024	3.625%	2,015,000	1,836,012
03/15/2026	5.875%	2,526,000	2,275,674
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	500,000	501,952
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	2,766,000	2,361,117
08/31/2026	5.500%	9,110,000	8,028,809
07/15/2027	5.375%	1,151,000	979,428
04/01/2028	5.500%	1,945,000	1,644,906
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,855,417
Total			53,340,480
Life Insurance 1.0%
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,756,000	10,918,293
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	9,559,022
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	190,000	136,536
10/15/2070	3.729%	7,877,000	6,046,446
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	25,807,735
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	8,855,492
Total			61,323,524

Columbia Strategic Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	982,224
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,853,968
Total			2,836,192
Media and Entertainment 1.6%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	9,716,000	9,180,371
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	2,986,193
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	7,492,000	6,294,502
06/01/2029	7.500%	4,188,000	3,399,592
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	3,368,000	3,076,419
iHeartCommunications, Inc.
05/01/2026	6.375%	1,407,936	1,388,660
05/01/2027	8.375%	5,478,666	5,140,454
Magallanes, Inc.(a)
03/15/2062	5.391%	36,624,000	32,783,819
Netflix, Inc.
04/15/2028	4.875%	3,047,000	3,029,241
11/15/2028	5.875%	6,157,000	6,400,163
05/15/2029	6.375%	338,000	359,273
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,331,332
06/15/2030	4.875%	13,193,000	12,968,784
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,420,000	1,331,122
01/15/2029	4.250%	811,000	700,340
03/15/2030	4.625%	2,185,000	1,879,254
Playtika Holding Corp.(a)
03/15/2029	4.250%	3,370,000	2,990,148
Roblox Corp.(a)
05/01/2030	3.875%	2,812,000	2,511,164
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,237,000	1,141,297
Total			98,892,128
Metals and Mining 0.6%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	740,067
10/01/2031	5.125%	4,673,000	4,189,875
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,597,907
04/15/2029	3.750%	7,890,000	6,923,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/15/2043	5.450%	6,025,000	5,929,532
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	8,492,000	7,630,475
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	560,000	514,739
06/01/2031	4.500%	4,144,000	3,627,219
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,261,990
01/30/2030	4.750%	2,010,000	1,909,322
08/15/2031	3.875%	1,651,000	1,439,176
Total			36,764,169
Midstream 2.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	1,343,000	1,311,741
03/01/2031	4.000%	1,740,000	1,607,947
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	4,397,000	3,841,710
Cheniere Energy, Inc.
10/15/2028	4.625%	1,989,000	1,933,363
CNX Midstream Partners LP(a)
04/15/2030	4.750%	2,202,000	2,006,451
DCP Midstream Operating LP
05/15/2029	5.125%	1,532,000	1,531,703
04/01/2044	5.600%	2,252,000	2,010,344
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,292,000	1,266,160
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,485,744
06/15/2031	4.375%	4,439,000	4,128,300
Enterprise Products Operating LLC
01/31/2060	3.950%	7,540,000	6,275,469
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	3,028,348
07/01/2027	6.500%	1,236,000	1,237,548
01/15/2029	4.500%	2,159,000	1,916,298
01/15/2031	4.750%	13,881,000	11,998,756
EQM Midstream Partners LP
07/15/2048	6.500%	13,154,000	11,219,793
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,598,434
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,191,000	1,191,323
02/01/2028	5.000%	1,667,000	1,565,855
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,737,000	1,618,902
Kinder Morgan, Inc.
02/15/2046	5.050%	15,628,000	14,830,042

10	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	4,016,000	4,071,812
06/01/2026	6.000%	752,000	764,609
04/28/2027	5.625%	1,573,000	1,577,246
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	26,497,000	22,358,504
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,917,000	1,856,507
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	2,629,000	2,594,046
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	1,181,000	1,102,695
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,648,000	2,586,456
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,195,047
08/15/2031	4.125%	11,437,000	10,737,036
11/01/2033	3.875%	15,063,000	13,671,707
Western Gas Partners LP
08/15/2048	5.500%	3,562,000	3,277,315
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,500,000	10,296,753
Total			156,693,964
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	7,502,255
02/15/2043	5.250%	4,755,000	4,673,635
05/15/2047	4.375%	13,773,000	12,478,648
Total			24,654,538
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	771,000	779,989
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	10,980,748	10,651,917
Total			11,431,906
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,269,256
Dycom Industries, Inc.(a)
04/15/2029	4.500%	2,144,000	1,973,895
Hillenbrand, Inc.
03/01/2031	3.750%	1,167,000	1,022,699
Total			4,265,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	2,997,000	2,736,967
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,677,960
02/01/2027	4.250%	1,293,000	1,169,271
06/15/2029	4.750%	6,899,000	6,212,216
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,816,000	1,793,973
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	1,571,000	1,489,887
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	860,000	804,372
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,063,031
09/15/2029	4.000%	1,270,000	1,150,561
Service Properties Trust
03/15/2024	4.650%	957,000	884,423
Total			20,982,661
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	3,939,000	3,413,550
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,940,000	1,805,430
08/15/2027	5.250%	1,607,000	1,349,281
08/15/2027	5.250%	1,007,000	840,671
Berry Global, Inc.
01/15/2026	1.570%	350,000	318,700
BWAY Holding Co.(a)
04/15/2024	5.500%	2,004,000	1,979,859
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,018,000	942,747
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,288,000	3,750,398
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	5,379,000	5,348,581
08/15/2027	8.500%	1,408,000	1,393,920
Total			21,143,137
Pharmaceuticals 1.3%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	4,148,763
11/21/2049	4.250%	25,660,000	23,893,553
Amgen, Inc.
02/22/2062	4.400%	36,343,000	33,248,539

Columbia Strategic Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	916,000	769,195
02/01/2027	6.125%	2,070,000	1,889,625
01/15/2028	7.000%	1,009,000	688,273
06/01/2028	4.875%	758,000	651,304
02/15/2029	6.250%	1,681,000	1,047,855
01/30/2030	5.250%	1,740,000	1,017,441
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	911,000	64,276
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,726,000	1,579,611
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,606,443
Organon Finance 1 LLC(a)
04/30/2028	4.125%	4,589,000	4,390,272
04/30/2031	5.125%	3,943,000	3,763,150
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,464,000	1,145,371
Total			79,903,671
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,693,000	1,606,986
10/15/2027	6.750%	3,396,000	3,277,072
11/01/2029	5.875%	2,406,000	2,120,734
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,393,000	2,085,528
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	31,950,000	29,128,571
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,525,000	3,007,374
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,091,000	1,095,825
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,415,034
12/01/2029	5.625%	3,087,000	2,877,253
Radian Group, Inc.
03/15/2025	6.625%	1,253,000	1,294,776
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	858,000	755,293
USI, Inc.(a)
05/01/2025	6.875%	944,000	911,357
Total			51,575,803
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,070,517
01/15/2028	3.875%	3,236,000	3,054,362
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	5,011,000	4,341,292
IRB Holding Corp.(a)
06/15/2025	7.000%	5,459,000	5,514,159
Yum! Brands, Inc.(a)
01/15/2030	4.750%	2,563,000	2,472,717
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,357,510
Total			19,810,557
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	647,920
02/15/2032	5.000%	701,000	635,476
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	909,466
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,006,228
11/01/2035	6.875%	2,968,000	2,716,491
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	3,325,000	2,833,818
Lowe’s Companies, Inc.
10/15/2050	3.000%	21,230,000	15,868,659
04/01/2062	4.450%	9,118,000	8,224,745
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,066,000	1,900,501
02/15/2029	7.750%	2,190,000	2,052,482
Total			36,795,786
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,140,795
02/15/2028	5.875%	1,571,000	1,543,596
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,582,885
01/15/2027	4.625%	649,000	630,612
Total			5,897,888
Technology 2.7%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	2,302,000	2,175,521
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	435,675
Broadcom, Inc.(a)
04/15/2034	3.469%	12,989,000	11,109,527
11/15/2036	3.187%	3,156,000	2,533,145
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	886,961

12	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,465,738
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,196,052
07/01/2029	4.875%	3,176,000	2,840,870
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,202,000	3,709,889
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	972,000	883,735
Everi Holdings, Inc.(a)
07/15/2029	5.000%	424,000	378,927
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,444,278
06/15/2029	3.625%	8,042,000	7,429,882
10/01/2030	3.750%	17,966,000	16,654,564
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,713,000	4,396,153
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	3,544,000	3,072,049
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,087,000	1,866,242
Iron Mountain, Inc.(a)
09/15/2029	4.875%	664,000	628,757
07/15/2030	5.250%	2,592,000	2,477,536
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,221,236
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	7,634,000	6,152,184
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	4,425,000	4,107,697
NCR Corp.(a)
10/01/2028	5.000%	2,796,000	2,641,141
04/15/2029	5.125%	5,131,000	4,894,138
09/01/2029	6.125%	1,130,000	1,088,104
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	5,302,000	5,260,318
07/15/2029	4.500%	1,890,000	1,796,790
07/15/2031	4.750%	2,364,000	2,264,129
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,033,567
01/15/2033	5.000%	7,610,000	7,605,179
02/15/2042	3.125%	6,320,000	4,797,258
Oracle Corp.
04/01/2050	3.600%	21,389,000	15,490,988
03/25/2061	4.100%	6,662,000	5,001,550
Plantronics, Inc.(a)
03/01/2029	4.750%	5,490,000	5,573,676
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2025	3.625%	349,000	346,652
02/15/2028	4.000%	1,072,000	1,023,313
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	365,000	376,641
09/01/2025	7.375%	598,000	591,082
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,744,000	6,315,281
Square, Inc.(a)
06/01/2031	3.500%	1,723,000	1,477,751
Switch Ltd.(a)
09/15/2028	3.750%	866,000	869,605
06/15/2029	4.125%	4,641,000	4,675,770
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	725,000	726,505
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	6,400,000	4,537,994
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	3,959,829
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	3,650,000	3,184,660
Total			167,598,539
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,095,277
07/03/2029	4.375%	5,000,000	4,529,292
Total			7,624,569
Treasury 0.0%
Argentine Republic Government International Bond(g)
07/09/2030	0.500%	85,626	25,044
Wireless 1.4%
Altice France Holding SA(a)
02/15/2028	6.000%	11,508,000	9,647,907
Altice France SA(a)
02/01/2027	8.125%	1,139,000	1,143,521
01/15/2028	5.500%	871,000	782,343
07/15/2029	5.125%	5,232,000	4,570,428
10/15/2029	5.500%	1,316,000	1,141,775
American Tower Corp.
08/15/2029	3.800%	12,821,000	12,121,860
06/15/2030	2.100%	3,570,000	2,952,875
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,640,836
SBA Communications Corp.
02/15/2027	3.875%	1,176,000	1,149,552
02/01/2029	3.125%	7,824,000	6,964,588

Columbia Strategic Income Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	6,346,562
03/15/2032	8.750%	1,214,000	1,576,269
Sprint Corp.
06/15/2024	7.125%	831,000	882,448
T-Mobile USA, Inc.
02/01/2028	4.750%	2,291,000	2,301,578
02/15/2029	2.625%	2,607,000	2,309,950
02/15/2031	2.875%	4,892,000	4,292,937
04/15/2031	3.500%	1,986,000	1,825,690
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	18,245,000	16,665,597
10/15/2052	3.400%	1,305,000	1,013,651
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	820,266
07/15/2031	4.750%	5,796,000	5,289,439
Total			86,440,072
Wirelines 1.0%
AT&T, Inc.
09/15/2055	3.550%	12,444,000	9,933,188
12/01/2057	3.800%	26,030,000	21,513,404
CenturyLink, Inc.
12/01/2023	6.750%	779,000	801,804
04/01/2024	7.500%	2,603,000	2,692,547
04/01/2025	5.625%	1,660,000	1,636,265
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,420,000	1,313,359
02/15/2027	4.000%	747,000	687,277
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	3,038,000	2,653,119
03/01/2028	6.125%	1,895,000	1,515,983
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	864,917
Iliad Holding SAS(a)
10/15/2026	6.500%	7,244,000	7,009,590
10/15/2028	7.000%	5,844,000	5,627,091
Network i2i Ltd.(a),(g)
12/31/2049	5.650%	7,100,000	6,975,408
Total			63,223,952
Total Corporate Bonds & Notes (Cost $2,912,949,925)			2,641,798,020

Foreign Government Obligations(i),(j) 5.0%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	8,800,000	8,221,227
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%		9,405	2,792
Argentine Republic Government International Bond(g)
07/09/2035	1.125%		156,873	42,748
Total				45,540
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,811,096
01/07/2041	5.625%		11,000,000	9,773,700
Total				11,584,796
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	5,037,195
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		5,886,000	5,729,027
05/15/2029	4.250%		2,216,000	1,970,383
Total				12,736,605
Colombia 0.5%
Colombia Government International Bond
04/22/2032	3.250%		5,980,000	4,803,859
02/26/2044	5.625%		6,725,000	5,655,839
06/15/2045	5.000%		11,200,000	8,745,936
05/15/2049	5.200%		7,147,000	5,668,310
Ecopetrol SA
04/29/2030	6.875%		8,000,000	8,063,379
Total				32,937,323
Dominican Republic 0.3%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	764,084
01/25/2027	5.950%		4,475,000	4,480,772
01/30/2030	4.500%		2,295,000	2,014,484
09/23/2032	4.875%		500,000	431,925
04/30/2044	7.450%		7,900,000	7,606,536
01/27/2045	6.850%		4,881,000	4,399,615
Total				19,697,416
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	1,925,325
03/01/2029	7.600%		1,250,000	1,080,629
02/16/2031	5.875%		500,000	377,937
04/11/2031	6.375%	EUR	4,000,000	3,259,548
01/31/2047	8.500%		5,700,000	4,146,136
02/21/2048	7.903%		3,000,000	2,112,997
03/01/2049	8.700%		965,000	708,566
Total				13,611,138

14	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%		2,400,000	1,238,989
03/26/2051	8.950%		5,000,000	2,561,894
Total				3,800,883
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	4,631,665
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,590,837
Indonesia 0.5%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	5,359,853
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	3,613,524
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,000,726
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	1,817,428
11/15/2048	6.757%		3,800,000	3,847,153
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	6,223,743
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		2,782,000	2,620,888
05/05/2024	4.450%		2,596,000	2,445,659
Total				30,928,974
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	8,830,000	8,368,896
06/15/2033	6.125%		3,847,000	3,427,182
Total				11,796,078
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	1,612,209
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	4,438,754
Total				6,050,963
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,611,339
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.9%
Mexican Bonos
05/31/2029	8.500%	MXN	220,000,000	11,058,905
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,679,015
05/29/2031	7.750%	MXN	140,000,000	6,730,115
08/14/2041	4.280%		300,000	257,272
Petroleos Mexicanos
01/28/2031	5.950%		2,235,000	1,859,620
02/16/2032	6.700%		12,449,000	10,755,830
09/21/2047	6.750%		8,542,000	6,130,500
01/23/2050	7.690%		15,000,000	11,652,967
Total				52,124,224
Oman 0.0%
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	498,569
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,980,831
08/11/2044	6.100%		2,939,000	2,815,963
Total				4,796,794
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,047,111
03/14/2049	4.817%		15,614,000	16,781,379
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,395,024
Total				24,223,514
Romania 0.2%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	9,500,000	8,727,559
02/14/2051	4.000%		2,246,000	1,729,801
Total				10,457,360
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		4,600,000	860,365
03/28/2035	5.100%		4,800,000	684,994
Total				1,545,359
Saudi Arabia 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,935,391
04/17/2049	5.000%		5,000,000	5,173,365
Total				8,108,756

Columbia Strategic Income Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,455,920
09/30/2049	5.750%		4,000,000	3,229,848
Total				7,685,768
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		4,200,000	1,409,694
Ukraine Government International Bond(a)
09/01/2026	7.750%		9,800,000	3,817,586
09/25/2032	7.375%		12,900,000	4,650,089
03/15/2033	7.253%		6,000,000	2,160,305
Total				12,037,674
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,333,366
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,837,450
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,989,322
09/30/2049	4.700%		2,000,000	1,676,828
Total				16,836,966
United Kingdom 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
07/19/2024	7.125%	EUR	3,800,000	1,371,909
Total Foreign Government Obligations (Cost $374,975,210)				305,931,677

Inflation-Indexed Bonds(i) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	131,941,674	6,679,370
Total Inflation-Indexed Bonds (Cost $8,479,615)				6,679,370

Residential Mortgage-Backed Securities - Agency 20.0%

Federal Home Loan Mortgage Corp.
12/01/2022	5.000%		737	756
05/01/2052	3.000%		64,673,977	61,795,418
Federal Home Loan Mortgage Corp.(k)
CMO Series 304 Class C69
12/15/2042	4.000%		2,898,562	570,056
CMO Series 4147 Class CI
01/15/2041	3.500%		2,899,953	157,269
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.075%	5,351,854	869,839
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.248%	10,658,232	517,872
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.044%	29,646,459	4,604,904
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.125%	949,242	131,829
Federal Home Loan Mortgage Corp.(d),(k)
CMO Series 4515 Class SA
08/15/2038	1.343%	4,979,625	214,843
Federal National Mortgage Association
01/01/2023	5.500%	4,128	4,314
08/01/2032- 04/01/2052	3.000%	103,060,307	98,799,824
05/01/2052	3.500%	172,000,000	170,857,762
Federal National Mortgage Association(d),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,819,652	8
Federal National Mortgage Association(k)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,399,337	69,899
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,943,084	94,897
CMO Series 2012-133 Class EI
07/25/2031	3.500%	680,299	19,185
CMO Series 2012-139 Class IL
04/25/2040	3.500%	120,285	367
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,936,363	271,927
CMO Series 2013-6 Class MI
02/25/2040	3.500%	410,331	4,537
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.894%	7,425,720	1,243,548

16	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.144%	12,622,848	2,097,502
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.044%	11,773,104	2,516,396
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.994%	7,251,733	1,029,544
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	4.994%	26,109,064	4,401,886
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.094%	8,480,442	1,742,427
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.144%	27,902,793	4,887,233
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.144%	8,881,687	1,523,452
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.044%	25,201,836	4,860,834
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	4.994%	27,831,926	3,882,042
Government National Mortgage Association
08/15/2031	7.000%	18,128	19,502
04/15/2034	5.000%	92,642	98,661
Government National Mortgage Association(k)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	8,443,014	873,293
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-138 Class GI
09/20/2050	3.000%	40,774,821	6,093,104
CMO Series 2020-191 Class UG
12/20/2050	3.500%	48,803,423	8,340,305
CMO Series 2021-140 Class IW
08/20/2051	3.500%	55,720,708	9,389,597
CMO Series 2021-57 Class KI
03/20/2051	3.500%	50,625,495	8,896,995
CMO Series 2021-89 Class IO
05/20/2051	3.000%	56,791,555	9,000,933
CMO Series 2021-9 Class MI
01/20/2051	2.500%	51,087,522	6,991,680
Government National Mortgage Association(b),(k)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.173%	11,340,344	1,535,044
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	5.273%	8,977,350	1,256,174
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	5.323%	10,481,349	1,360,177
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	5.273%	13,648,881	1,980,281
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	5.273%	16,978,635	2,109,568
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.173%	12,931,231	1,625,676
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.173%	11,837,022	1,486,776

Columbia Strategic Income Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	5.273%	10,065,852	1,315,121
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.123%	26,546,982	3,457,378
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.123%	7,829,422	1,048,856
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.123%	23,320,973	2,893,718
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.123%	18,387,250	2,176,574
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.123%	18,078,790	2,178,809
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.223%	12,351,393	1,684,928
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.223%	12,193,688	1,607,598
CMO Series 2021-155 Class SG
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	5.373%	53,207,574	8,923,602
Government National Mortgage Association TBA(h)
06/22/2052	3.000%	32,000,000	30,861,250
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
06/16/2037	3.000%	19,000,000	18,750,625
06/13/2052	3.500%	142,500,000	139,683,398
06/13/2052	4.000%	576,000,000	576,224,997
Total Residential Mortgage-Backed Securities - Agency (Cost $1,225,320,772)			1,219,034,990

Residential Mortgage-Backed Securities - Non-Agency 18.0%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	20,643,734	19,739,996
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	2.456%	6,170,421	6,104,720
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	4.106%	10,208,580	9,910,922
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	3.506%	14,313,506	14,092,524
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	5.006%	8,128,861	8,178,778
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	5.856%	13,800,000	14,026,112
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	4.606%	4,967,551	4,996,253
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	3.239%	15,000,000	15,000,321
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-B Class A1
04/01/2069	2.115%	16,601,998	16,075,420

18	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	9,000,767	9,045,771
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.717%	11,224,575	11,276,129
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.126%	20,000,000	20,000,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	3,528,721	3,529,216
BVRT Financing Trust(a),(b),(c),(l)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	6,484,614	6,324,730
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	41,000,000	40,131,825
ChaseFlex Trust
CMO Series 2005-2 Class 4A3
06/25/2036	6.000%	79	49
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.756%	13,500,000	13,366,854
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	12,739,266	12,040,571
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2010-6 Class 2A2
09/25/2035	2.800%	252,574	245,117
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,339,326	3,218,111
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.156%	10,784,391	10,624,566
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.585%	34,900,000	29,848,169
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	5.085%	19,600,000	18,114,459
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.418%	8,073,670	7,810,276
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	2,997,720	2,919,219
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	4.306%	16,541,000	16,414,648
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.989%	12,725,000	12,712,592
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	2.456%	41,100,000	40,708,568
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	2.806%	9,650,000	9,493,624
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	6.785%	9,800,000	8,770,448
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	3.656%	728,934	734,075
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.835%	2,000,000	1,861,337

Columbia Strategic Income Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	5.835%	17,250,000	16,667,864
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	7.006%	18,400,000	19,345,835
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.585%	15,400,000	14,282,966
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	3.235%	10,400,000	8,955,305
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	3.635%	23,500,000	21,091,158
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	5.585%	12,250,000	9,544,504
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	3.185%	14,320,974	14,311,382
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.585%	18,650,000	17,916,932
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	5.335%	19,550,000	18,121,833
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	9.085%	16,300,000	15,101,736
Glebe Funding Trust (The)(a),(c)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	19,778,743	19,383,168
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	4.006%	9,457,907	9,362,739
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Loan Revolving Advance Investment Trust(a),(b),(c),(l)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.625%	36,100,000	36,058,377
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	8,911,589	8,878,171
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	2.418%	4,150,000	4,010,602
CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 01/25/2030	3.006%	7,700,000	7,322,996
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	18,741,984
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	8,312,554	7,968,486
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	2.406%	281,128	280,425
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.956%	7,700,000	7,656,739
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.585%	9,800,000	9,341,510
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	3.773%	6,092,697	5,758,659

20	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.856%	56,500,000	56,156,734
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.656%	85,550,000	84,459,819
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	24,520,995	24,458,094
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	15,120,720	14,264,343
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,046,184	3,886,312
CMO Series 2021-2 Class A1
03/25/2026	2.115%	14,033,780	13,517,372
CMO Series 2021-3 Class A1
04/25/2026	1.867%	14,485,196	13,777,735
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	21,578,956	20,586,710
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	9,034,401	8,615,969
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	11,146,740	10,495,443
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	3.706%	10,031,862	9,959,964
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	3.735%	18,984,000	17,738,448
Stonnington Mortgage Trust(a),(c),(d),(l)
CMO Series 2020-1 Class A
07/28/2024	3.500%	4,221,969	4,221,969
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,418,546
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	4.406%	16,953,078	16,974,847
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	5.506%	19,500,000	19,871,768
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	6.506%	10,750,000	10,648,925
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	23,071,952	21,815,232
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	26,722,500	25,430,347
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	10,987,586	10,721,485
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,974,899
Visio Trust(a),(d)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,428,169
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,037,365
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,121,146,043)			1,093,879,266

Senior Loans 10.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Parent Ltd.(b),(m)
Tranche B2 Term Loan
SONIA + 6.500% Floor 2.000% 03/06/2024	8.500%	423,193	395,686
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	3.310%	2,537,340	2,464,975

Columbia Strategic Income Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	3.310%	941,183	915,121
Total			3,775,782
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.813%	3,189,781	3,176,224
American Airlines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	2.773%	3,202,149	2,936,979
1-month USD LIBOR + 1.750% 01/29/2027	2.810%	940,404	856,943
Kestrel Bidco, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,451,686	1,350,678
United AirLines, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.711%	4,308,334	4,184,469
Total			12,505,293
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	4.310%	1,690,416	1,620,956
First Brands Group LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	6.287%	3,158,595	3,020,407
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Truck Hero, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.310%	3,218,741	2,908,937
Total			7,550,300
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,479,975	2,385,587
Allspring Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/01/2028	4.313%	1,330,645	1,289,622
Citadel Securities LP(b),(m)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	3.649%	3,465,000	3,348,056
Greenhill & Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	4.310%	874,500	862,843
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	5.000%	3,967,747	3,744,561
VFH Parent LLC(b),(m)
Term Loan
SOFR + 3.000% 01/13/2029	3.882%	2,288,313	2,202,501
Total			13,833,170
Building Materials 0.4%
Apex Tool Group LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 5.250% Floor 0.500% 02/08/2029	6.148%	454,627	406,892

22	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	4.125%	2,406,511	2,132,770
Covia Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,750,241	1,673,668
CP Atlas Buyer, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.810%	1,006,318	912,398
CPG International LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	4.092%	1,176,541	1,117,714
Hunter Douglas, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	4.842%	1,196,406	1,078,764
LBM Acquisition LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	2.750%	1,460,937	1,330,914
Park River Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.217%	3,278,349	3,006,705
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	1.500%	2,204,899	2,102,922
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.000% 06/11/2028	2.000%	1,352,941	1,301,083
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	4.000%	1,020,811	965,942
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.019%	1,985,000	1,878,723
US Silica Co.(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.063%	2,888,141	2,775,619
White Cap Supply Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	4.784%	1,874,028	1,786,342
Wilsonart LLC(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/31/2026	4.250%	1,962,309	1,810,230
Total			24,280,686
Cable and Satellite 0.3%
Cogeco Communications Finance LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	3.060%	3,341,244	3,249,360
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.125%	1,496,063	1,419,390
3-month USD LIBOR + 2.250% 01/15/2026	3.125%	1,465,984	1,385,354
3-month USD LIBOR + 2.500% 04/15/2027	3.375%	994,301	934,643
Direct TV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	6.060%	3,547,156	3,425,949

Columbia Strategic Income Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Iridium Satellite LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.560%	2,354,274	2,284,140
Radiate Holdco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	4.310%	2,657,848	2,572,904
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	3.810%	2,179,765	1,565,791
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.375%	2,175,000	2,115,492
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	4.125%	1,000,000	979,380
Total			19,932,403
Chemicals 0.5%
Aruba Investments Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.974%	1,113,778	1,060,874
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.756%	1,911,405	1,885,926
Chemours Co. (The)(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	2.810%	3,414,429	3,294,309
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	353,703	322,902
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	2,139,612	1,953,294
Diamond BV(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	3.988%	2,244,818	2,126,965
Herens Holdco SARL(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	5.006%	2,481,875	2,301,170
INEOS Styrolution Group GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.810%	1,985,000	1,922,969
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	1.000%	1,691,487	1,639,576
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	4.810%	612,500	601,016
Messer Industries GmbH(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	3.506%	1,679,326	1,617,610
Momentive Performance Materials, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	4.310%	1,458,750	1,412,712
Nouryon Finance BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	4.006%	3,732,754	3,605,206

24	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PMHC II, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	5.287%	1,634,413	1,456,377
Schenectady International Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	5.593%	2,056,061	1,968,678
Sparta US Holdco LLC(b),(c),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.300%	1,995,000	1,935,150
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	3.265%	1,392,119	1,345,135
WR Grace Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	819,845	797,299
Total			31,247,168
Construction Machinery 0.1%
Columbus McKinnon Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.813%	1,311,110	1,279,972
PECF USS Intermediate Holding III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	5.310%	2,059,476	1,936,875
Total			3,216,847
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.810%	881,743	738,019
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	8.810%	1,686,397	1,412,357
Allied Universal Holdco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.810%	2,915,238	2,751,256
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.750% 01/29/2027	4.560%	966,231	931,205
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	4.647%	1,157,801	1,117,278
APX Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.375%	2,156,226	2,052,792
Cast & Crew LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	4.784%	1,832,621	1,782,224
Conservice Midco, LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	5.273%	3,452,437	3,337,368
Cushman & Wakefield U.S. Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	3.810%	1,089,931	1,056,558
IRI Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	5.310%	1,211,806	1,199,991
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	2,706,504	2,634,971

Columbia Strategic Income Fund | Third Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Signal Parent, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.560%	1,857,820	1,480,070
Sotheby’s(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.544%	1,367,482	1,325,323
Staples, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	6.286%	2,209,675	2,011,733
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	5.060%	2,098,438	2,014,500
Uber Technologies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	5.075%	2,729,415	2,654,355
1-month USD LIBOR + 3.500% 02/25/2027	5.075%	2,187,475	2,121,063
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	1,157,342	1,110,087
WW International, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.560%	2,771,875	2,296,498
Total			34,027,648
Consumer Products 0.2%
Energizer Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	3.250%	1,713,163	1,636,070
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kronos Acquisition Holdings, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	2.750%	2,499,042	2,300,543
Osmosis Buyer Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	4.545%	3,067,129	2,912,239
Serta Simmons Bedding LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.597%	1,129,739	346,186
SRAM LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.395%	1,421,080	1,366,013
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.928%	3,071,406	2,647,552
Thor Industries, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	4.063%	1,532,859	1,501,252
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.310%	2,452,652	2,251,853
Total			14,961,708
Diversified Manufacturing 0.3%
Brookfield WEC Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.810%	2,172,894	2,074,137

26	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.810%	1,234,375	1,201,454
EWT Holdings III Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	3.563%	1,233,125	1,191,507
Filtration Group Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	4.060%	2,063,812	1,978,432
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	4.560%	623,249	595,203
Gates Global LLC(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.560%	2,757,626	2,636,677
Madison IAQ LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	4.524%	2,672,188	2,530,775
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.019%	4,289,181	4,125,678
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	3.550%	2,457,641	2,328,098
Total			18,661,961
Electric 0.3%
Calpine Construction Finance Co., LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.060%	1,454,431	1,404,616
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 12/16/2027	3.560%	1,317,083	1,281,009
Carroll County Energy LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	4.506%	411,018	394,918
Constellation Renewables LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	4.080%	2,932,489	2,862,373
CPV Shore Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	4.810%	887,607	829,362
Edgewater Generation LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	4.810%	1,397,107	1,272,318
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.510%	923,665	873,889
Invenergy Thermal Operating I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	4.784%	2,061,440	1,965,232
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 5.750% Floor 1.000% 02/01/2027	7.024%	321,978	292,195
Tranche C Term Loan
1-month Term SOFR + 5.750% Floor 1.000% 02/01/2027	7.024%	18,160	16,480

Columbia Strategic Income Fund | Third Quarter Report 2022	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LMBE-MC Holdco II LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	1,429,891	1,364,359
Nautilus Power LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.310%	517,142	421,295
New Frontera Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.006%	217,161	206,303
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.506%	75,277	20,701
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	4.063%	2,439,956	2,359,901
West Deptford Energy Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	4.810%	499,045	350,829
WIN Waste Innovations Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.756%	1,985,000	1,929,420
Total			17,845,200
Environmental 0.1%
EnergySolutions LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.756%	2,160,506	2,065,984
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.239%	1,478,649	1,459,900
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harsco Corp.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	3.375%	1,877,703	1,754,863
Rockwood Service Corp.(b),(m)
Term Loan
1-month USD LIBOR + 4.250% 01/23/2027	5.310%	932,498	915,014
Total			6,195,761
Finance Companies 0.1%
FinCo I LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	3.560%	1,261,223	1,225,594
IGT Holding IV AB(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.506%	2,343,000	2,271,726
Total			3,497,320
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	3.560%	2,023,518	1,971,676
B&G Foods, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	3.560%	1,525,000	1,470,680
Del Monte Foods, Inc.(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	5.132%	1,721,314	1,639,551
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	3.310%	2,218,031	2,123,765

28	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	4.001%	300,000	293,250
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	4.769%	1,969,133	1,928,116
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.506%	1,874,723	1,727,482
United Natural Foods, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/22/2025	4.310%	2,242,971	2,191,113
Total			13,345,633
Gaming 0.5%
Bally’s Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	4.050%	2,441,238	2,336,387
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	3.810%	3,492,004	3,420,418
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	4.560%	985,000	969,614
CBAC Borrower LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.060%	1,503,010	1,463,315
Enterprise Development Authority(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.310%	2,328,645	2,258,785
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	5.034%	3,656,828	3,494,356
Flutter Entertainment PLC(b),(m)
Term Loan
SOFR + 2.250% 07/21/2026	3.256%	2,929,577	2,856,865
HRNI Holdings LLC(b),(c),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	5.310%	4,312,636	4,204,821
PCI Gaming Authority(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	3.560%	3,188,266	3,100,589
Penn National Gaming, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	1.750%	1,317,418	1,291,478
Scientific Games Holdings LP(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	4.175%	2,243,670	2,149,122
Scientific Games International, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	3.882%	1,338,546	1,305,082
Total			28,850,832
Health Care 0.5%
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.560%	1,793,360	1,760,864

Columbia Strategic Income Fund | Third Quarter Report 2022	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.998%	1,990,000	1,901,428
Element Materials(b),(m),(n)
Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/12/2029	4.250%	382,986	367,667
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/12/2029	4.750%	829,804	796,612
Envision Healthcare Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	4.810%	1,136,813	439,890
ICON PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	1,655,108	1,626,143
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	412,371	405,155
LifePoint Health, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	4.810%	1,522,274	1,465,189
Medline Borrower LP(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	4.310%	4,928,858	4,750,187
National Mentor Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.782%	2,284,886	2,039,261
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.760%	72,488	64,696
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens & Minor, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/29/2029	2.750%	630,737	622,329
Phoenix Guarantor, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	4.310%	1,967,367	1,889,282
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	4.461%	990,000	953,578
Pluto Acquisition I, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	6.076%	1,938,477	1,834,283
Radiology Partners, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	5.196%	2,500,000	2,321,425
Select Medical Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	3.560%	1,552,316	1,497,332
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.600%	1,980,000	1,892,821
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	5.399%	1,722,570	1,622,454
Total			28,250,596
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	5.506%	1,252,687	1,224,891

30	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	4.705%	2,146,548	2,073,758
Parkway Generation LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	5.810%	2,353,138	2,262,942
Tranche C Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	5.810%	329,439	316,812
Total			5,878,403
Leisure 0.4%
Alterra Mountain Co.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	4.560%	3,407,937	3,286,546
Carnival Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	3,897,435	3,700,926
Crown Finance US, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.000%	1,925,043	1,353,556
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	950,782	1,081,514
Formula One Management Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.560%	3,098,574	3,059,842
Life Time, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	6.325%	1,170,727	1,154,922
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(b),(c),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.560%	2,019,184	1,978,800
Six Flags Theme Parks, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	2.810%	2,299,375	2,221,058
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,218,002	4,077,417
William Morris Endeavor Entertainment LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	3.810%	3,715,892	3,553,322
Total			25,467,903
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	4.060%	2,750,882	2,670,639
Playa Resorts Holding BV(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.810%	5,007,747	4,813,697
Total			7,484,336
Media and Entertainment 0.8%
AppLovin Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	4.060%	2,621,457	2,542,813
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,973,057	1,877,936

Columbia Strategic Income Fund | Third Quarter Report 2022	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	4.738%	2,954,696	2,696,780
CMG Media Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	4.560%	2,082,391	1,993,889
Creative Artists Agency LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	4.514%	2,942,374	2,874,699
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	1,418,469	1,377,334
Diamond Sports Group LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	9.000%	966,611	970,477
2nd Lien Term Loan
1-month Term SOFR + 3.250% 08/24/2026	4.092%	1,706,348	511,478
Dotdash Meredith, Inc.(b),(c),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	4.600%	2,892,919	2,762,738
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.622%	2,950,862	2,864,785
Emerald Expositions Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	3.560%	1,635,786	1,557,072
Entravision Communications Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	3.810%	473,211	459,015
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/07/2024	3.300%	1,500,000	1,472,505
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	3.300%	1,701,415	1,645,149
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	4.060%	1,108,872	1,061,124
1-month USD LIBOR + 3.250% Floor 0.750% 05/01/2026	4.310%	891,600	853,707
Indy US Bidco LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	4.810%	3,001,013	2,903,480
Learfield Communications LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.310%	655,746	614,559
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	3.310%	1,490,545	1,448,318
NASCAR Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	3.560%	1,498,683	1,463,899
NEP Group, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	4.310%	1,467,354	1,392,768
Nexstar Media, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	1.500%	2,362,746	2,317,854

32	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	3.810%	3,126,316	2,990,853
Pug LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	4.560%	2,628,941	2,490,921
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	4.060%	1,243,566	1,175,170
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.310%	992,500	961,484
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	4.310%	2,250,000	2,149,448
Total			47,430,255
Midstream 0.2%
AL GCX Holdings, Ltd.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/17/2029	2.750%	1,176,542	1,148,599
CQP Holdco LP(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.756%	2,382,000	2,312,660
GIP III Stetson I LP(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	5.310%	1,481,750	1,403,039
ITT Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.810%	2,558,571	2,464,749
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prairie ECI Acquiror LP(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	5.810%	1,462,500	1,391,656
Traverse Midstream Partners LLC(b),(m)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 09/27/2024	5.934%	2,423,958	2,382,291
Total			11,102,994
Oil Field Services 0.1%
ChampionX Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	3.563%	631,476	628,912
ChampionX Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027	8.000%	1,386,076	1,384,343
Lealand Finance Company BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	4.060%	8,649	4,973
3-month USD LIBOR + 1.000% 06/30/2025	2.060%	113,544	56,489
MRC Global, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	4.060%	1,036,313	1,007,814
Total			3,082,531
Other Financial Institutions 0.1%
19th Holdings Golf LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	4.148%	1,080,316	1,015,497
Freeport LNG Investments LLP(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	4.563%	3,483,816	3,371,463

Columbia Strategic Income Fund | Third Quarter Report 2022	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	1.250%	1,316,917	1,282,348
Total			5,669,308
Other Industry 0.1%
APi Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	3.560%	1,189,111	1,158,883
Hillman Group, Inc. (The)(b),(m),(n),(o)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	2.827%	421,772	401,034
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.711%	1,752,795	1,666,611
Husky Injection Molding Systems Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.354%	1,597,412	1,528,723
Vericast Corp.(b),(m)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.756%	477,016	374,457
WireCo WorldGroup, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	5.688%	1,299,050	1,265,352
Total			6,395,060
Packaging 0.2%
Altium Packaging LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	1.750%	1,721,739	1,615,215
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	798,385	659,171
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.810%	2,173,492	2,091,986
Graham Packaging Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	4.060%	1,891,236	1,790,887
Mauser Packaging Solutions Holding Co.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	4.050%	1,984,375	1,905,000
Packaging Coordinators Midco, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.756%	2,243,012	2,156,095
Pactiv Evergreen Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.560%	1,164,648	1,108,605
Pactiv Evergreen, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	4.310%	1,036,875	985,591
Tosca Services LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	4.560%	987,500	933,188
Trident TPI Holdings, Inc.(b),(m),(n),(o)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.664%	157,814	150,572

34	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	5.060%	1,109,884	1,058,951
Twist Beauty International Holdings S.A.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	187,820	177,490
Total			14,632,751
Pharmaceuticals 0.2%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	2.550%	1,186,909	1,150,566
Endo Luxembourg Finance Co. I SARL(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	6.063%	2,663,862	2,066,438
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	3.060%	1,272,860	1,221,258
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.560%	2,382,000	2,325,427
Mallinckrodt International Finance SA(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	6.911%	886,345	760,829
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.563%	1,637,280	1,594,645
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunshine Luxembourg VII SARL(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.756%	3,135,660	3,001,266
Total			12,120,429
Property & Casualty 0.2%
Asurion LLC(b),(m)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	6.310%	1,000,000	896,670
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	6.310%	2,144,019	1,918,897
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	4.185%	218,173	212,563
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	4.060%	2,944,132	2,835,818
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	4.310%	1,332,126	1,257,860
Hub International Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	4.213%	2,473,037	2,383,390
Sedgwick Claims Management Services, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	4.310%	1,942,311	1,855,878
USI, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.006%	1,712,135	1,667,911
1-month USD LIBOR + 3.250% 12/02/2026	4.256%	984,907	952,897
Total			13,981,884

Columbia Strategic Income Fund | Third Quarter Report 2022	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.810%	2,614,730	2,511,788
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	4.260%	606,927	557,487
IRB Holding Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.756%	1,081,564	1,035,143
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	3.916%	846,429	809,042
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	4.310%	3,207,748	3,031,322
Total			7,944,782
Retailers 0.2%
Belk, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	9.006%	299,690	276,839
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	4.810%	5,342,659	5,059,498
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.810%	2,447,581	2,256,988
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	3,970,000	3,720,882
Total			11,314,207
Technology 2.3%
Arches Buyer, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	4.310%	3,235,956	3,037,753
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.560%	1,912,391	1,814,725
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.810%	1,753,172	1,662,585
athenahealth Group, Inc.(b),(m),(n),(o)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	455,013	433,400
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	4.363%	2,684,578	2,557,060
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	3.250%	2,144,359	2,040,722
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	3.250%	436,141	415,062

36	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas Purchaser, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.621%	3,476,244	3,102,548
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	5.125%	1,843,084	1,365,191
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.875%	1,511,557	1,119,398
Camelot U.S. Acquisition 1 Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	4.060%	2,964,627	2,848,266
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.060%	1,036,875	1,001,238
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.810%	2,567,352	2,430,435
CommScope, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	4.310%	5,387,184	5,097,623
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.563%	3,482,500	3,186,488
Cornerstone OnDemand, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.810%	2,509,017	2,373,103
Cyxtera DC Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,943,890	1,865,318
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dawn Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	4.746%	2,811,143	2,356,835
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	5.060%	4,089,198	3,983,574
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	4.273%	2,008,895	1,945,113
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	4.225%	496,174	480,048
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	3,130,192	2,942,381
Entegris, Inc.(b),(m),(n)
Term Loan
SOFR + 3.000% 03/02/2029	3.050%	558,131	550,283
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.560%	2,378,661	2,307,682
Evertec Group LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	4.560%	2,366,484	2,339,861
GoTo Group, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	5.678%	3,463,693	2,978,776
Idemia Group SAS(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.506%	2,780,993	2,663,968

Columbia Strategic Income Fund | Third Quarter Report 2022	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.520%	2,978,354	2,855,497
II-VI, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 12/08/2028	3.250%	1,991,721	1,940,274
Informatica LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	3.813%	2,275,021	2,202,971
Ingram Micro, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.506%	3,288,590	3,226,929
ION Trading Finance Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	5.810%	1,926,618	1,841,981
Loyalty Ventures, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.560%	2,804,731	2,608,400
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	4.560%	1,882,168	1,778,648
MA FinanceCo LLC(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	1,559,618	1,473,839
Maxar Technologies Ltd.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	3.810%	2,102,892	2,038,670
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee LLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 03/01/2029	4.842%	1,801,851	1,706,137
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.739%	4,087,265	3,843,745
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.686%	1,156,096	1,096,245
Mitnick Corporate Purchaser, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	5.824%	792,081	767,662
MKS Instruments, inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 04/11/2029	2.750%	1,178,798	1,159,643
Monotype Imaging Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	6.006%	1,436,531	1,386,253
MYOB US Borrower LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	5.060%	1,264,250	1,209,470
Natel Engineering Co., Inc.(b),(c),(m)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.742%	2,482,310	2,370,606
NCR Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	3.740%	1,473,552	1,410,926

38	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NortonLifeLock, Inc.(b),(m),(n)
Term Loan
SOFR + 2.000% Floor 0.500% 01/28/2029	2.500%	1,855,248	1,790,314
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.810%	4,620,538	4,471,525
Pitney Bowes, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	5.060%	2,247,568	2,135,189
Plantronics, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	1.500%	2,276,149	2,229,397
Presidio Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	4.731%	1,724,925	1,670,296
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	4.825%	1,995,000	1,910,532
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,227,500	2,118,909
Riverbed Technology LLC(b),(m)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	9.000%	1,615,929	1,137,889
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	5.384%	216,628	205,255
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.560%	632,926	592,185
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.560%	1,008,922	943,978
Seattle SpinCo, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/26/2027	5.008%	677,180	638,242
Sitel Group(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.810%	1,782,550	1,733,530
Sophia LP(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/07/2027	4.256%	2,172,583	2,088,938
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	5.560%	682,387	660,694
Sovos Compliance LLC(b),(m),(n),(o)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.500%	118,137	114,382
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.810%	184,909	179,479
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.810%	150,106	145,697
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	2.810%	1,377,339	1,337,094

Columbia Strategic Income Fund | Third Quarter Report 2022	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	4.034%	2,643,433	2,575,709
TIBCO Software, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	8.310%	750,000	738,218
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	4.810%	1,497,849	1,469,764
TTM Technologies, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	3.300%	949,828	938,250
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.756%	1,950,000	1,893,450
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	2,970,081	2,857,634
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	2,147,411	2,054,815
Ultra Clean Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	2.750%	1,537,801	1,512,812
Veritas US, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	1,813,537	1,558,880
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	5.060%	2,481,250	2,425,422
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	4.884%	1,721,561	1,631,179
Xperi Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	4.560%	2,376,705	2,294,518
Total			141,871,508
Transportation Services 0.0%
First Student Bidco, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.983%	1,642,477	1,543,337
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.983%	607,803	571,116
Total			2,114,453
Wireless 0.1%
Numericable US LLC(b),(m)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	3.989%	2,918,912	2,740,129
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.810%	1,426,882	1,394,335
Total			4,134,464
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	2.810%	843,320	807,656
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	3.310%	1,466,250	1,374,609

40	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	4.060%	3,752,138	3,499,807
Total			5,682,072
Total Senior Loans (Cost $638,730,309)			608,285,648

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,833,459
11/30/2026	1.540%	2,500,000	2,325,453
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,158,912

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(e)	11,272	185,988
Entertainment 0.0%
Cineworld Finance US, Inc.(e)	281,073	44,972
Media 0.0%
iHeartCommunications, Inc.(c),(e)	11,995	113,952
Total Communication Services		344,912
Warrants (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Capital Markets 0.0%
Spectacle BidCo Holdings, Inc.(e)	95,238	207,064
Total Financials		207,064
Total Warrants (Cost $419,946)		551,976

Options Purchased Calls 0.4%
Value ($)
(Cost $28,342,905)	21,271,513

Options Purchased Puts 0.8%

(Cost $9,811,620)	45,184,313

Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(p),(q)	420,026,366	419,858,356
Total Money Market Funds (Cost $419,858,356)		419,858,356
Total Investments in Securities (Cost: $7,248,018,512)		6,839,945,942
Other Assets & Liabilities, Net		(752,018,563)
Net Assets		6,087,927,379

At May 31, 2022, securities and/or cash totaling $124,652,406 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
385,000,000 MXN	19,257,029 USD	Citi	06/28/2022	—	(198,393)
22,000,000 EUR	23,632,444 USD	UBS	06/28/2022	—	(19,976)
Total				—	(218,369)

Columbia Strategic Income Fund | Third Quarter Report 2022	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	1,956	09/2022	GBP	226,837,320	—	(6,187,095)
U.S. Long Bond	891	09/2022	USD	124,238,813	—	(1,579,739)
U.S. Ultra Treasury Bond	876	09/2022	USD	136,437,000	—	(2,480,410)
Total					—	(10,247,244)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(6,891)	09/2022	USD	(823,151,484)	448,039	—
U.S. Treasury 5-Year Note	(2,900)	09/2022	USD	(327,564,063)	216,423	—
U.S. Treasury 5-Year Note	(13,850)	09/2022	USD	(1,564,400,781)	—	(1,662,831)
Total					664,462	(1,662,831)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	5
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	160,690,000	160,690,000	2.25	04/27/2023	3,856,560	2,470,175
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	321,500,000	321,500,000	2.50	05/12/2023	9,612,850	7,610,902
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	216,840,000	216,840,000	2.25	05/26/2023	4,445,220	3,579,530
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	321,500,000	321,500,000	2.50	05/12/2023	9,918,275	7,610,901
Total							28,342,905	21,271,513

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	419,300,000	419,300,000	1.75	11/09/2022	9,811,620	45,184,313

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,100,000)	(300,100,000)	1.75	07/05/2022	(2,325,775)	(15,922,886)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(489,800,000)	(489,800,000)	1.90	07/18/2022	(4,922,490)	(22,780,696)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(419,800,000)	(419,800,000)	1.85	07/07/2022	(3,568,300)	(20,390,777)
Total							(10,816,565)	(59,094,359)

42	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,302,594)	—	—	—	(2,302,594)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/21/2026	MXN	211,000,000	(926,606)	—	—	—	(926,606)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	11,170,502	—	—	11,170,502	—
Total							7,941,302	—	—	11,170,502	(3,229,200)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	530,750	(2,567)	152,254	—	375,929	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	590,384,000	15,612,867	—	—	15,612,867	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.799	USD	11,500,000	(1,566,875)	6,708	—	(2,548,761)	988,594	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.799	USD	10,000,000	(1,362,500)	5,833	—	(1,210,147)	—	(146,520)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.799	USD	18,000,000	(2,452,500)	10,500	—	(2,188,828)	—	(253,172)
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	5.703	USD	11,500,000	(1,710,625)	6,708	—	(582,854)	—	(1,121,063)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	6.799	USD	14,000,000	(1,907,500)	8,166	—	(1,602,748)	—	(296,586)
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	5.813	USD	11,200,000	(1,519,000)	6,534	—	(609,436)	—	(903,030)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	5.703	USD	7,000,000	(1,041,250)	4,083	—	(573,889)	—	(463,278)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	5.703	USD	11,800,000	(1,755,250)	6,883	—	(606,048)	—	(1,142,319)
Columbia Strategic Income Fund | Third Quarter Report 2022	43

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	5.703	USD	15,900,000	(2,365,125)	9,275	—	(855,114)	—	(1,500,736)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.799	USD	9,500,000	(1,294,375)	5,541	—	(2,085,087)	796,253	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.799	USD	9,500,000	(1,294,375)	5,542	—	(1,615,178)	326,345	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.799	USD	10,000,000	(1,362,500)	5,833	—	(1,637,178)	280,511	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.799	USD	7,500,000	(1,021,875)	4,375	—	(1,188,228)	170,728	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	5.807	USD	14,500,000	(1,749,062)	8,458	—	(2,446,973)	706,369	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	5.807	USD	6,900,000	(832,313)	4,026	—	(1,023,605)	195,318	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	5.703	USD	8,900,000	(1,323,875)	5,192	—	(554,275)	—	(764,408)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	5.703	USD	11,800,000	(1,755,250)	6,884	—	(672,252)	—	(1,076,114)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.799	USD	13,500,000	(1,839,375)	7,875	—	(2,954,497)	1,122,997	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.799	USD	12,000,000	(1,635,000)	7,000	—	(2,383,663)	755,663	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.799	USD	15,000,000	(2,043,750)	8,750	—	(2,455,767)	420,767	—
Markit CMBX North America Index, Series 14 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	6.032	USD	11,500,000	(1,768,125)	6,708	—	(1,047,267)	—	(714,150)
Total								(33,600,500)	140,874	—	(30,841,795)	5,763,545	(8,381,376)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.225%
3-Month USD LIBOR	London Interbank Offered Rate	1.611%
44	Columbia Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $3,046,302,258, which represents 50.04% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2022.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $86,736,901, which represents 1.42% of total net assets.
(m)	The stated interest rate represents the weighted average interest rate at May 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	At May 31, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	455,013
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 2.827%	388,186
Sovos Compliance LLC Delayed Draw 1st Lien Term Loan 08/11/2028 4.500%	118,137
Trident TPI Holdings, Inc. Delayed Draw Tranche B3 Term Loan 09/15/2028 4.664%	58,858

(p)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	346,572,782	1,933,478,823	(1,860,239,416)	46,167	419,858,356	(135,644)	483,379	420,026,366
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Columbia Strategic Income Fund | Third Quarter Report 2022	45

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2022 (Unaudited)
Abbreviation Legend  (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
46	Columbia Strategic Income Fund | Third Quarter Report 2022

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3QT232_08_M01_(07/22)